Line of Credit	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Line Of Credit [Abstract]
Line of Credit
Note 6 –Line of Credit:

On February 17, 2010, the Company entered into a credit agreement with JMP Securities LLC. The agreement provides the Company with, subject to certain restrictions, including the existence of suitable collateral, up to a $3.0 million line of credit upon which the Company may draw at any time (the “Line of Credit”).  In April 2011, we were required to enter into a new demand note with the clearing agent for JMP Securities in connection with the Line of Credit.

Any draws upon the Line of Credit accrue at an annual interest rate of (i) the broker rate in effect at the interest date (which was 3.75% at September 30, 2013), plus (ii) 2.0% and are due on demand. There are no other conditions or fees associated with the Line of Credit.  The Line of Credit is not secured by any assets of the Company, but it is secured by certain assets of a member of the Company’s Board of Directors, Harlan W. Waksal, M.D., which assets are currently held by JMP Securities. The principal balance outstanding as of September 30, 2013 and June 30, 2013 was $2,187,082.

Total interest expense recorded under the Line of Credit for the three months ended September 30, 2013 and 2012 amounted to $32,197 and $34,990, respectively.

7.     Line of Credit:

On February 17, 2010, the Company entered into a credit agreement with JMP Securities LLC.  The agreement provides the Company with, subject to certain restrictions, including the existence of suitable collateral, up to a $3.0 million line of credit upon which the Company may draw at any time (the “Line of Credit”).  Any draws upon the Line of Credit accrue interest at an annual rate of (i) the broker rate in effect at the interest date (which was 3.75% at June 30, 2013), plus (ii) 2.0%. There are no other conditions or fees associated with the Line of Credit.  The Line of Credit is not secured by any assets of the Company, but it is secured by certain assets of one of a member of the Company’s Board of Directors, Harlan W. Waksal, M.D., which is currently held by JMP Securities.  The balance outstanding as of June 30, 2013 and 2012 was $2,187,082 and $2,199,108, respectively.  In April 2011, we were required to enter into a new demand note with the clearing agent for JMP Securities in connection with the Line of Credit.

Total interest expense recorded under the Line of Credit for the fiscal years ended June 30, 2013, 2012 and 2011 amounted to $122,453, $134,549 and $110,649, respectively.